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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.


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1.    Name and address of issuer:

                    American General Life Insurance Company
                             Separate Account VL-R
                             2727-A Allen Parkway
                             Houston, Texas 77019
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      AIM Variable Insurance Capital Appreciation Fund; AIM Variable Insurance Government Securities Fund; AIM Variable Insurance High Yield Fund; AIM Variable Insurance International Equity Fund; AIM Variable Insurance Value Fund; American Century Variable Portfolios Value Fund; Ayco Large Cap Growth Fund I; Deutsche Asset Management EAFE Equity Index; Deutsche Asset Management Equity 500 Index; Dreyfus Investment Portfolios MidCap Stock Portfolio; Dreyfus Variable Investment Fund Quality Bond Portfolio; Dreyfus Variable Investment Fund Small Cap Portfolio; Fidelity Variable Insurance Products Asset Manager Portfolio - Service Class 2; Fidelity Variable Insurance Products Contrafund Portfolio - Service Class 2; Fidelity Variable Insurance Products Equity-Income Portfolio - Service Class 2; Fidelity Variable Insurance Products Growth Portfolio - Service Class 2; Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Fund - Class 2; Franklin Templeton Variable Insurance Products Trust Templeton Developing Markets Securities Fund - Class 2; Franklin Templeton Variable Insurance Products Trust Templeton International Securities Fund - Class 2; J.P. Morgan Small Company Portfolio; Janus Aspen Aggressive Growth Portfolio - Service Shares; Janus Aspen International Growth Portfolio - Service Shares; Janus Aspen Worldwide Growth Portfolio - Service Shares; Kemper International Portfolio; Kemper Small Cap Value Portfolio; MFS Variable Insurance Trust Capital Opportunities Series; MFS Variable Insurance Trust Emerging Growth Series; MFS Variable Insurance Trust Growth With Income Series; MFS Variable Insurance Trust New Discovery Series; MFS Variable Insurance Trust Research Series; MFS Variable Insurance Trust Total Return Series; Neuberger Berman Advisers Management Trust Mid-Cap Growth Portfolio; Neuberger Berman Advisers Management Trust Partners Portfolio; North American - AG International Equities Fund; North American - AG MidCap Index Fund; North American - AG Money Market Fund; North American - AG Nasdaq - 100 Index Fund; North American - AG Small Cap Index Fund; North American - AG Stock Index Fund; North American - T. Rowe Price Science & Technology Fund; One Group Investment Trust Diversified Equity Portfolio; One Group Investment Trust Equity Index Portfolio; One Group Investment Trust Government Bond Portfolio; One Group Investment Trust Large Cap Growth Portfolio; One Group Investment Trust Mid Cap Growth Portfolio; Oppenheimer High Income Fund/VA; PIMCO Real Return Bond Portfolio - Administrative Class; PIMCO Short-Term Bond Portfolio - Administrative Class; PIMCO Total Return Bond Portfolio - Administrative Class; Putnam Variable Trust Diversified Income Fund - Class IB Shares; Putnam Variable Trust Growth and Income Fund - Class IB Shares; Putnam Variable Trust International Growth and Income Fund - Class IB Shares; Putnam Variable Trust Small Cap Fund - Class IB Shares; Putnam Variable Trust Vista Fund - Class IB Shares; Putnam Variable Trust Voyager Fund - Class IB Shares; SAFECO Resource Series Trust Equity Portfolio; SAFECO Resource Series Trust Growth Opportunities Portfolio; The Universal Institutional Funds Equity Growth Portfolio; The Universal Institutional Funds High Yield Portfolio; Van Kampen Life Investment Trust Emerging Growth Portfolio; Van Kampen Life Investment Trust Government Portfolio; Van Kampen Life Investment Trust Strategic Stock Portfolio; Vanguard High Yield Bond Portfolio; Vanguard REIT Index Portfolio; Warburg Pincus Trust Small Company Growth Portfolio.

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3.    Investment Company Act File Number:  811-8561
      Securities Act File Number:   333-42567; 333-53909; 333-89897; 333-80191;
                                    333-87307; 333-90787; 333-43264
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4(a). Last day of fiscal year for which this Form is filed:  12/31/00
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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to
             section 24(f):                                         $ 94,487,462
                                                                    ------------
      (ii)   Aggregate price of securities redeemed
             or repurchased during the fiscal year:    $ 14,174,691
                                                       ------------
      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the
             Commission:                               $          0
                                                       ------------

      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                          -$14,174,691
                                                                    ------------

      (v)    Net sales - if Item 5(i)
             is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                  $ 80,312,771
                                                                    ------------

      (vi)   Redemption credits available for          $  (  N/A  )
             use in future years - if Item 5(I)        ------------
             is less that Item 5(iv)
             [subtract Item 5(vii) from Item 5(i)]

      (vii)  Multiplier for determining registration
             fee (See Instructions C.9):                            X   0.000250
                                                                    ------------

      (viii) Registration fee due [multiply Item 5(v)
             by Item 5(vii)] (enter "0" if no fee is due):          =$    20,078
                                                                    ------------
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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$         0
                                                                    ------------
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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                    =$    20,078
                                                                    ------------
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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository: February 26, 2001
        Method of Delivery:
        [X] Wire Transfer
        [ ] Mail or other means
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) *           /s/ ROBERT F. HERBERT, JR
                                    ------------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President,
                                        Treasurer & Controller

Date  2/26/2001
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 * Please print the name and title of the signing officer below the signature.